Fair Value Measurements (Q2) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	$ 1,968,184		$ 536,300	$ 14,301,100
Fair value assets transfers	0		0
Cash withdrawn from Trust Account for working capital purposes	578,729	$ 27,010	43,317
Level 1
Assets:
Cash and investments held in Trust Account				483,012,312
Level 1 | Cash [Member]
Assets:
Cash and investments held in Trust Account	10,186,300
Level 1 | Money Market Funds [Member]
Assets:
Cash and investments held in Trust Account			487,268,822
Level 1 | Public Warrant
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	1,063,566		289,800	7,728,000
Level 3 | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	$ 904,618		$ 246,500	$ 6,573,100